Cover Page	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	SOTERA HEALTH COMPANY
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39729
Entity Tax Identification Number	47-3531161
Entity Address, Address Line One	9100 South Hills Blvd
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Broadview Heights
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44147
City Area Code	440
Local Phone Number	262-1410
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value per share
Trading Symbol	SHC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001822479
Amendment Flag	false